Concentration Risk (Details) - Schedule of Group’s Total Accounts Receivable	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Customer E [Member]
Variable Interest Entity [Line Items]
Accounts receivable percentage	16.00%	33.00%
Customer C [Member]
Variable Interest Entity [Line Items]
Accounts receivable percentage	16.00%	30.00%
Customer F [Member]
Variable Interest Entity [Line Items]
Accounts receivable percentage	13.00%	10.00%
Customer D [Member]
Variable Interest Entity [Line Items]
Accounts receivable percentage	10.00%	[1]

[1]	represent percentage less than 10%